CASH FLOW ITEMS	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Cash Flow Items	Cash Flow Items
(a)Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2024	2023
Share-based compensation		$5.7	$6.2
9.7% of Côté Gold pre-Commercial Production gold received by SMM	31	(18.4)	—
9.7% of Côté Gold expenses funded by SMM	31	6.6	—
Write-down (reversal) of inventories		3.6	5.9
Changes in estimates of asset retirement obligations at closed sites	29	(13.4)	9.7
Derivative (gain) loss		(20.4)	(22.9)
Interest income	31	(16.1)	(27.8)
Gain on sale of Pitangui and Acurui Projects	31	—	(15.5)
Effects of exchange rate fluctuation on cash and cash equivalents		7.0	(1.3)
Effects of exchange rate fluctuation on restricted cash		4.1	(2.8)
Insurance recoveries	31	(27.3)	(0.6)
Other		(12.0)	6.6
		$(80.6)	$(42.5)
(b)Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2024	2023
Receivables and other current assets	$(45.6)	$18.0
Inventories and non-current ore stockpiles	(51.4)	(76.6)
Accounts payable and accrued liabilities	(17.4)	43.7
	$(114.4)	$(14.9)
(c) Other investing activities

		Years ended December 31,
	Notes	2024	2023
Interest received		$18.1	$26.3
Fayolle royalty payment		—	(1.1)
(Increase) decrease in restricted cash		(6.2)	(31.0)
Capital expenditures for exploration and evaluation assets		(1.0)	—
Disposal of marketable securities		8.2	(0.4)
Other		(0.6)	0.9
		$18.5	$(5.3)
(d) Other financing activities

		Years ended December 31,
	Notes	2024	2023
Interest paid	30	$(13.8)	$—
Dividends paid to non-controlling interests		(18.0)	(13.7)
Proceeds from issuance of flow-through common shares	23(b)	5.9	—
Repayment of equipment loans	18(d)	(5.1)	(9.2)
Payment of lease obligations	15	(20.6)	(6.0)
Common shares issued for cash on exercise of stock options		6.1	0.4
Other		(13.5)	(18.9)
		$(59.0)	$(47.4)
(e) Reconciliation of long-term debt arising from financing activities

	Equipment loans	5.75% senior notes	Credit facility	Term Loan	Total
Balance, January 1, 2023	$16.1	$447.6	$455.0	$—	$918.7
Cash changes:
Proceeds	—	—	—	400.0	400.0
Deferred transaction costs	—	—	—	(23.0)	(23.0)
Repayments	(9.2)	—	(455.0)	—	(464.2)
Non-cash changes:
Amortization of deferred financing charges	0.1	0.9	—	2.8	3.8
Foreign currency translation	0.2	—	—	—	0.2
Change in fair value of embedded derivative	—	—	—	(4.1)	(4.1)
Other	—	(0.5)	—	(0.1)	(0.6)
Balance, December 31, 2023	$7.2	$448.0	$—	$375.6	$830.8
Cash changes:
Draws	—	—	280.0	—	280.0
Repayments	(5.1)	—	(60.0)	—	(65.1)
Non-cash changes:
Amortization of deferred financing charges	—	0.9	—	4.4	5.3
Change in fair value of embedded derivative	—	—	—	(21.6)	(21.6)
Other	—	(0.5)	—	—	(0.5)
Balance, December 31, 2024	$2.1	$448.4	$220.0	$358.4	$1,028.9